Assets pledged, collateral received and assets transferred (Tables)	12 Months Ended
Dec. 31, 2022
Financial Instruments [Abstract]
Disclosure of assets pledged
Assets pledged[1]

Financial assets pledged as collateral
	2022	2021
	£m	£m
Treasury bills and other eligible securities	1,649	990
Loans and advances to banks	3,300	—
Loans and advances to customers	4,996	18,403
Debt securities	17,407	20,247
Equity securities	25,408	23,612
Cash collateral	45,034	29,963
Other	330	298
Assets pledged at 31 Dec	98,124	93,513

Disclosure of financial assets pledged as collateral which the counterparty has the right to sell or repledge

Financial assets pledged as collateral which the counterparty has the right to sell or repledge
	2022	2021
	£m	£m
Trading assets	38,896	39,594
Financial investments	3,588	1,436
At 31 Dec	42,484	41,030

Assets pledged as collateral includes all assets categorised as encumbered in the disclosure except for assets held for sale.

Disclosure of transferred financial assets not qualifying for full derecognition and associated financial liabilities

Transferred financial assets not qualifying for full derecognition and associated financial liabilities
	Carrying amount of:
	Transferred assets	Associated liabilities
	£m	£m
At 31 Dec 2022
Repurchase agreements	13,349	13,371
Securities lending agreements	29,171	3,442

At 31 Dec 2021
Repurchase agreements	11,710	11,732
Securities lending agreements	29,321	2,129
1 Excludes assets classified as held for sale.